NATURE OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Feb. 23, 2012
Date of incorporation	Aug. 08, 1997
Common shares par value	$ 0.0001	$ 0.0001
Common shares authorized	250,000,000	250,000,000
Accumulated deficit	$ (31,447,003)	$ (31,140,663)
Net loss	$ (306,340)	$ (147,686)	$ (107,436)
Dagola Inc [Member]
Date of incorporation	Jan. 28, 2022
Common shares par value	$ 0.001
Common shares authorized	10,000
State of Incorporation	U.S.
UMeLook Limited [Member]
Date of incorporation	Feb. 23, 2012
Ownership percentage				100.00%
State of Incorporation	Hong Kong